Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Company’s Continuing Operations in China and Consisted

Income taxes for the years ended September 30, 2025, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024	2023
Current income tax	$-	$8,668	$285,460
Deferred income tax	(494,807)	(307,278)	(64,606)
Total income tax (benefits) expense	$(494,807)	$(298,610)	$220,854

Schedule of Income Tax Expense

Income tax expense reconciliations using the effective income tax rate for Huadi steel, the Company’s main operating subsidiary, are as follows:

	2025	2024	2023
(Loss) Income before taxes	$(1,895,608)	$(156,215)	$3,516,111
PRC EIT tax rates	25%	25%	15%
Tax at the PRC EIT tax rates	$(473,902)	(39,054)	527,417
Difference due to preferential tax	98,221	(19,006)	-
Rate differences in various jurisdictions	118,435	78,051	82,748
Tax effect of R&D expenses deduction	(325,032)	(335,883)	(382,617)
Tax effect of non-taxable investment income and government grant	(49,527)	(41,319)	(37,514)
Tax effect of non-deductible expenses	27,083	41,415	30,820
Changes in valuation allowance	109,915	17,186	-
Income tax (benefits) expenses	$(494,807)	$(298,610)	$220,854

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Asset

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of September 30, 2025 and 2024 are presented below:

	2025	2024
Deferred tax assets:
Allowance for expected credit losses	$214,752	$202,245
Allowance for bad debt	116,747	47,416
Impairment on long-term investment	175,588	-
Loss carryforward	665,998	318,856
DTA allowance	(128,751)	(17,643)
Total	$1,044,334	$550,874

Schedule of Tax Payables	Tax payables consisted of the following as of September 30, 2025 and 2024:
	2025	2024
Income tax payable	$2,918,611	$3,318,644
VAT and tax payable	42,562	325,521
Total	$2,961,173	$3,644,165